Segment information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment information

5.Segment information

In accordance with its integrated communication and technology services strategy, Group has reportable segments which are Turkcell Turkiye, Turkcell International and Techfin. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the General Manager and other directors.

Turkcell Turkiye reportable segment includes mobile, fixed telecom, digital services and digital business services operations of Turkcell, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), Turkcell Satis ve Dijital Is Servisleri Hizmetleri A.S’s (“Turkcell Satis”) digital business services, Turkcell Dijital Is Servisleri A.S. (“Turkcell Dijital”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Atmosware Teknoloji Egitim ve Danismanlik A.S (“Atmosware Teknoloji”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Ultia Teknoloji Yazilim ve Uygulama Gelistirme Ticaret A.S. (“Ultia”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Muzik Yayin ve Iletim A.S. (“Lifecell Muzik”) and BiP Iletisim Teknolojileri ve Dijital Servisler A.S. (“BiP A.S.”).

Turkcell International reportable segment includes telecom and digital services related operations of CJSC Belarusian Telecommunications Network (“BeST”), Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell Ventures Cooperatief U.A (“Lifecell Ventures”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”) and BiP Digital Communication Technologies B.V (“BiP B.V.”).

Techfin reportable segment includes all financial services operations of Turkcell Finansman, Turkcell Odeme, Paycell LLC, Paycell Europe, Turkcell Sigorta and Turkcell Dijital Sigorta. The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics.

Other reportable segment mainly comprises of call center operations to third party customers of Turkcell Global Bilgi, Turkcell Enerji, Boyut Enerji, Turkcell GSYF, Turkcell Dijital Egitim Teknolojileri A.S. (“Dijital Egitim”). W3 Labs Yeni Teknolojiler A.S. (“W3”) and Turkcell Satis’s other operations.

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

5.Segment information (continued)

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly-titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Total segment revenue	91,952,843	77,951,747	2,625,686	2,673,057	4,568,674	3,545,379	10,161,753	13,558,486	(2,192,772)	(4,241,823)	107,116,184	93,486,846
Inter-segment revenue	(782,421)	(415,145)	(151,112)	(238,906)	(415,271)	(264,840)	(843,968)	(3,322,932)	2,192,772	4,241,823	-	-
Revenues from external customers	91,170,422	77,536,602	2,474,574	2,434,151	4,153,403	3,280,539	9,317,785	10,235,554	-	-	107,116,184	93,486,846
Adjusted EBITDA	40,663,472	32,770,610	972,856	891,194	1,607,534	1,749,526	887,860	1,298,333	(254,608)	(101,932)	43,877,114	36,607,731
IFRS 9 impairment loss provision	(920,417)	(557,550)	(6,055)	(5,003)	(81,981)	(57,339)	289	(2,086)	-	-	(1,008,164)	(621,978)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Total segment revenue	77,951,747	90,008,603	2,673,057	2,667,171	3,545,379	3,550,776	13,558,486	15,775,237	(4,241,823)	(3,402,143)	93,486,846	108,599,644
Inter-segment revenue	(415,145)	(580,385)	(238,906)	(278,079)	(264,840)	(202,695)	(3,322,932)	(2,340,984)	4,241,823	3,402,143	-	-
Revenues from external customers	77,536,602	89,428,218	2,434,151	2,389,092	3,280,539	3,348,081	10,235,554	13,434,253	-	-	93,486,846	108,599,644
Adjusted EBITDA	32,770,610	40,815,431	891,194	859,130	1,749,526	2,119,639	1,298,333	1,305,889	(101,932)	(156,908)	36,607,731	44,943,181
IFRS 9 impairment loss provision	(557,550)	(803,560)	(5,003)	(8,632)	(57,339)	(31,771)	(2,086)	(3,072)	-	-	(621,978)	(847,035)

5.Segment information (continued)

	31 December	31 December	31 December
	2023	2022	2021
Profit for the period	10,562,572	6,036,486	6,416,898
Add/(Less):
Income tax expense	(4,675,891)	(2,785,265)	900,339
Finance income	(12,663,682)	(3,957,684)	(11,527,996)
Finance costs	19,931,617	11,949,156	21,308,035
Other income	(882,782)	(348,611)	(356,404)
Other expenses	5,648,334	1,406,976	2,010,123
Monetary (gain) loss	(3,816,872)	(7,767,102)	(4,804,527)
Depreciation and amortization	31,298,993	32,595,996	31,188,016
Share of loss/(gain) of equity accounted investees	(1,525,175)	(522,221)	(191,303)
Consolidated adjusted EBITDA	43,877,114	36,607,731	44,943,181

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2023	2022	2021
Revenues
Turkiye	104,641,610	91,052,696	106,210,552
Belarus	1,384,585	1,540,091	1,375,795
Turkish Republic of Northern Cyprus	1,058,155	855,064	959,667
Netherlands	31,834	38,995	53,630
	107,116,184	93,486,846	108,599,644

	31 December	31 December
	2023	2022
Non-current assets
Turkiye	140,298,871	141,507,693
Ukraine	-	12,651,476
Belarus	746,265	1,229,643
Turkish Republic of Northern Cyprus	3,047,815	1,626,546
Unallocated non-current assets	444,146	661,238
	144,537,097	157,676,596

Prior to classification to asset held for sale and discontinued operations, Ukrainian entities revenues and non-current assets were presented within above tables. Non-current assets as of 31 December 2022 and 2021 still includes Ukraine, however, revenues of Ukraine are reclassified to discontinued operations in consolidated statement of profit or loss.